SHARE-BASED PAYMENTS - (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Jun. 04, 2015	Aug. 04, 2010	Aug. 29, 2017	Sep. 01, 1999	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of options					$ 2,953	$ 10,011	$ 12,853
Recognition period for cost related to options					2 years 4 months 13 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized					$ 10,725
Share-based Compensation Arrangement by Share-based Payment Award,Options, Replaced in Period, Gross			1,377,730
Share-based Compensation Arrangement by Share-based Payment Award,Replacement Options, Grants in Period,Weighted Average Exercise Price						$ 30,000
Incremental Share Based Compensation			$ 12,537
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards expiration period					4 years
Recognition period for cost related to options					3 years 8 months 1 day
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized					$ 17,714
Share-based Compensation Arrangement by Share-based Payment Award,Replacement Options, Grants in Period, Gross			1,224,694		1,224,694
Share-based Compensation Arrangement by Share-based Payment Award,Replacement Options, Grants in Period,Weighted Average Exercise Price					$ 17.55
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 17.55
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards expiration period					4 years
Share-based Compensation Arrangement by Share-based Payment Award,Replacement Options, Grants in Period, Gross			153,036
Share-based Compensation Arrangement by Share-based Payment Award,Replacement Options, Grants in Period,Weighted Average Exercise Price			$ 18.1
Employee Stock Option [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			25.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Shares Issuable to Director and Employees	1.50%
Stock Incentive Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Shares Issuable to Director and Employees		10.00%
Stock Plan 1999 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Shares Issuable to Director and Employees				12.00%
Return Period of Awards in case of cessation of employment and violation of certain provisions					2 years
Percent of awards vest					10.00%
Percent of awards vest					20.00%
Percent of awards vest					40.00%
Percent of awards vest					30.00%
Stock Plan 1999 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards expiration period					15 years
Stock Plan 1999 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards expiration period					10 years
Stock Related Award Incentive Plan Of 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized					$ 7,447